Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2016
Long-term Debt [Abstract]
Long-term debt
	December 31, 2015	June 30, 2016
$1.3 billion Senior Secured Term Loan B Facility	$1,283,750	$1,277,250
$1.9 billion Secured Term Loan B Facility	1,857,250	1,847,750
$462 million Senior Secured Credit Facility	432,821	413,368
7.25% Senior Unsecured Notes	229,411	130,974
6.5% Senior Secured Notes	607,742	459,723
Less: Deferred financing costs	(82,506)	(71,473)
Total debt	4,328,468	4,057,592
Less: Current portion	(56,725)	(200,839)
Long-term portion	$4,271,743	$3,856,753

Annual principal payments
June 30, 2017	216,800
June 30, 2018	530,628
June 30, 2019	201,878
June 30, 2020	182,759
June 30, 2021 and thereafter	2,997,000
Total principal payments	4,129,065
Less: Deferred financing costs	(71,473)
Total debt	$4,057,592